Semi-Annual    Report
(Graphics    Omitted)

Income    Fund    -    Growth    Fund
S    e    m    i    -    A    n    n    u    a    l
Report
January  4,  1999
Fellow  Shareowners:
These are volatile markets. Stocks jump or plunge almost instantaneously on minor news events. Millions of market watchers mean an "internet" rumor doubles a stock's price, or a crisis in economically-insignificant Russia leads to quick declines everywhere. As value investors, the Amana Funds seek investment profits from sound, growing, established businesses that can be held for several years. While both Amana Funds recorded nice gains for calendar 1998, we know that some days, weeks, months and perhaps whole years will see declines in our market prices. Over the years, however, those willing to take risks are rewarded with higher returns. Prices of most commodities are dropping, and US inflation is negligible. The restructuring of many offshore businesses presages years of fierce competition. We see continuing low interest rates, which encourage productive corporate investments in new equipment, new workers and new facilities. While technology stocks were all the rage in 1998, "high quality" companies should be the best investments as the US economy slows in 1999 and 2000. When competitive barriers fall, "survival of the fittest" becomes the rule. AMANA INCOME FUND, which only broke even for the first six months of its fiscal year ended November 30, 1998, returned a total 14.1% for the 1998 calendar year. As a comparison, Saturna Capital's "Islamic 500" large-cap stock index returned 32.3% and the Dow Jones Industrial index returned 18.1% for calendar 1998. Helped by a long bull market, Amana Income Fund has returned an average 11.8% per year for the last ten calendar years. Assets, at $22 million, are up 23% from one year ago. The Fund benefited as long-term interest rates fell to around 5% from 6% a year ago. AMANA GROWTH FUND, with only a slight gain for the first six months of its fiscal year ended November 30, 1998, returned a higher total of 16.8% for the full 1998 calendar year. For the almost five years from its February 1994 inception to December 31, 1998, the Fund has provided an annual average total return of 13.0%. As a comparison, Saturna's "Islamic 400" mid-cap stock index returned 18.3%, while the Russell 2000 Index lost 2.2% for calendar 1998. Amana Growth Fund's assets, at $8.7 million, are up 14% in one year. Your board is proud of Amana's years of successful Islamic investment experience, and the growth of assets as the Trust's reputation widens. During the year, the board ascertained that the Trust and Saturna Capital are ready for Year 2000, and diligently worked to enhance Fund operations and performance. If you have questions or need investment help, please call us at 800/SATURNA. Fund prices are available daily at 888/72-AMANA. Saturna Capital's website (www.saturna.com/amana) is an excellent source of reports, information, and prices. Respectfully, Nicholas Kaiser, President

November    30,    1998    Report

Investments
INCOME
(Graphic  s  Omitted)
AMANA




Issue                             Number of Shares    Cost     Market Value
--------------------------------  ----------------  ---------  ------------
COMMON STOCKS (90.1%)                    -              -           -

-                                                -          -             -
ADVERTISING (.1%)                                -          -             -
- R.H. Donnelley                             1,300     10,978        19,419
-                                                -          -             -
AEROSPACE (1.4%)                                 -          -             -
Raytheon Co-Cl A                             6,000    317,697       328,125
-                                                -          -             -
AUTOMOTIVE (1.6%)                                -          -             -
- Genuine Parts                             11,000    355,744       362,312
-                                                -          -             -
BUSINESS SERVICES (1%)                           -          -             -
- Dun & Bradstreet                           6,500    112,923       196,219
-                                                -          -             -
CHEMICALS (2.1%)                                 -          -             -
- Chemed                                    14,000    511,314       474,250
-                                                -          -             -
MACHINERY (3.2%)                                 -          -             -
- Manitowoc Company                         18,000    174,471       714,375
-                                                -          -             -
MEDICAL (13.6%)                                  -          -             -
- American Home Products                    15,200    193,026       809,400
- Bristol-Myers Squibb                       9,280    206,068     1,135,640
- Glaxo-Wellcome plc ADR                    10,000    260,427       635,000
- IMS Health                                 6,500    165,153       431,438
                                                    ---------  ------------
SUB-TOTAL                                        -    824,674     3,011,478
-                                                -          -             -
MINING (2.5%)                                    -          -             -
- Cyprus Amax  Minerals                     12,000    147,435       136,500
- Rio Tinto plc ADS                          9,000    521,085       432,000
                                                    ---------  ------------
SUB-TOTAL                                        -    668,520       568,500
-                                                -          -             -
OIL & GAS PRODUCTION (15.4%)                     -          -             -
- Amoco                                      7,000    411,519       412,562
- Atlantic Richfield                        10,000    591,408       665,000
- Exxon                                     10,000    307,279       750,625
- Fletcher Challenge Energy ADR             20,000    493,562       408,750
- Mobil                                      7,000    395,105       603,313
- Enron                                     11,000    432,158       578,187
                                                    ---------  ------------
- SUB-TOTAL                                      -  2,631,031     3,418,437
-                                                -          -             -
PAINT AND ALLIED PRODUCTS (2%)                   -          -             -
- RPM, Inc                                  25,390    182,267       415,761


November    30,    1998    Report

(Graphic  Omitted)
Semi-Annual  Report
INCOME
Investments





ISSUE                                     Number of Shares     Costs     Market Value
----------------------------------------  ----------------  -----------  -------------

REAL ESTATE (3.2%)                                       -            -              -
- Duke Realty Investments                           20,000      434,493        453,750
- Shurgard Storage Centers                          10,000      276,631        263,125
                                                            -----------  -------------
SUB-TOTAL                                                -      711,124        716,875
-                                                        -            -              -
TELECOMMUNICATIONS (18.5%)                               -            -              -
- BCE, Inc                                          19,600      324,207        697,025
- Cable & Wireless PLC ADR                          20,000      408,074        755,000
- GTE                                               10,000      410,441        620,000
- SBC Communications                                20,480      375,305        981,760
- Telefonica de Espana, ADR                          7,500      202,956      1,045,313
                                                            -----------  -------------
SUB-TOTAL                                                -    1,720,983      4,099,098
-                                                        -            -              -
TOOLS (2.3%)                                             -            -              -
- Regal-Beloit Corporation                          20,000      357,762        500,000
-                                                        -            -              -
TRANSPORTATION (2%)                                      -            -              -
- Canadian Pacific Ltd.                             20,000      491,899        441,250
-                                                        -            -              -
UTILITIES- GAS & ELECTRIC (21.2%)                        -            -              -
- Duke Energy                                        5,000      296,509        312,812
- Edison International                              13,000      287,969        357,500
FPL Group                                           10,000      344,874        612,500
- NIPSCO Industries                                 24,000      469,159        703,500
- Pacific Gas & Electric                            20,000      458,942        618,750
- Piedmont Natural Gas                              20,200      286,927        707,000
- Puget Sound Energy                                10,000      285,992        271,250
- Sempra Energy                                     26,000      584,021        651,625
- Washington Water Power-Pref.                      25,000      441,583        465,625
                                                            -----------  -------------
SUB-TOTAL                                                -    3,455,976      4,700,562
-                                                        -            -              -
TOTAL INVESTMENTS   (90.1%)                              -  $12,527,363  $  19,966,661
                                                            ===========  =============
Other Assets (net of liabilities) (9.9%)                 -            -      2,190,968
                                                                         -------------
TOTAL NET ASSETS (100%)                                  -            -  $  22,157,629
                                                                         =============
-                                                        -            -              -




November  30,  1998  Report

(Graphics  Omitted)
AMANA

Statement  of  Assets  and  Liabilities
INCOME





For November 30, 1998
Assets

     Common stocks (cost $12,527,363)                      $19,966,661            -

     Cash                                                    2,154,467
     Dividends receivable                                       47,405
     Insurance reserve premium                                   7,763
                                                           -----------
          Total Assets                                                  $22,176,296
Liabilities
     Payable to affiliate                                       18,316
     Other liabilities                                             351
                                                           -----------
          Total liabilities                                                  18,667
Net Assets                                                              $22,157,629
                                                                        ===========
Fund shares outstanding                                                   1,121,260
Analysis of Net Assets
     Paid in capital (unlimited shares authorized,
without par value)                                         $14,073,494
     Undistributed net realized gains on investments           644,837
     Unrealized net appreciation on investments              7,439,298
                                                           -----------
Net Assets applicable to fund shares outstanding                        $22,157,629
                                                                        ===========
Net Asset Value, Offering and Redemption price per share                $     19.76




November  30,  1998  Report

(Graphics  Omitted)
Semi-Annual  Report
INCOME
Statement  of  Operations



For six months ended November 30, 1998

INVESTMENT INCOME                                                           -           -

     Dividends (net of foreign taxes of $2,651)                    $  246,147
     Miscellaneous income                                                 194
                                                                   -----------
          Gross investment income                                               $ 246,341

EXPENSES
     Investment adviser and administration fees                        97,596
     Shareowner servicing                                              14,750
     Filing and registration fees                                       7,932
     Professional fees                                                  6,485
     Printing and postage                                               5,556
     Other expenses                                                      (505)
                                                                   -----------
     Total expenses                                                               131,814
                                                                                ----------
          Net investment income                                                   114,527
                                                                                ----------

NET REALIZED GAIN ON INVESTMENTS
     Proceeds from sales                                            2,427,942
     Less cost of securities sold
             (based on identified cost)                             1,851,401
                                                                   -----------
          Realized net gain                                                       576,541
                                                                                ----------

UNREALIZED GAIN ON INVESTMENTS
     End of period                                                  7,439,298
     Beginning of period                                            8,105,694
                                                                   -----------
     Increase (decrease) in unrealized gain for the period                       (666,396)
                                                                                ----------
          Net realized and unrealized gain (loss) on investments                  (89,855)
                                                                                ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            $  24,672
                                                                                ==========





November  30,  1998  Report

(Graphics  Omitted)
Statement  of  Changes  in  Net  Assets
INCOME





INCREASE IN NET ASSETS                                        Period ended    Year ended
                                                              Nov. 30,1998    May 31,1998
                                                              --------------  -------------
FROM OPERATIONS:
     Net investment income                                    $     114,527   $    261,657
     Net realized gain on investments                               576,541        320,610
     Net increase (decrease) in unrealized appreciation            (666,396)     3,327,229
                                                              --------------  -------------
          Net increase in net assets                                 24,672      3,909,496
                                                              --------------  -------------

DIVIDENDS TO SHAREOWNERS FROM:
     Net investment income                                                0       (220,732)
     Capital gains distributions                                          0       (471,050)
                                                              --------------  -------------
          Total distributions                                             0       (691,782)
                                                              --------------  -------------
FUND SHARE TRANSACTIONS:
     Proceeds from sales of shares                                3,895,373      4,096,616
     Value of shares issued in reinvestment of dividends                  0        678,726
                                                              --------------  -------------
                                                                  3,895,373      4,775,342
     Cost of shares redeemed                                     (1,648,628)    (4,438,422)
                                                              --------------  -------------
          Net increase in net assets from share transactions      2,246,745        336,920
                                                              --------------  -------------
Total increase in net assets                                      2,271,417      3,554,634

NET ASSETS
     Beginning of period                                         19,886,212     16,331,578
                                                              --------------  -------------
     End of period                                            $  22,157,629   $ 19,886,212
                                                              ==============  =============
Shares of the fund sold and redeemed
     Number of shares sold                                          207,232        223,179
     Number of shares issued in reinvestment of dividends                 0         37,711
                                                              --------------  -------------
                                                                    207,232        260,890
     Number of shares redeemed                                      (92,642)      (237,572)
                                                              --------------  -------------
Net increase in number of shares outstanding                        114,590         23,318
                                                              ==============  =============




November  30,  1998  Report

Semi-Annual  Report
(Graphics  Omitted)
INCOME
Financial  Highlights






Selected data per share of outstanding capital stock throughout each period.
                                                     Period Ended                        Year ended May 31
                                                                                        -------------------

-                                                   Nov. 30,'98        1998      1997                 1996      1995      1994
                                                    --------------  --------  --------  -------------------  --------  --------
NET ASSET VALUE AT BEGINNING OF PERIOD              $       19.76   $ 16.61   $ 13.93   $            12.92   $ 12.18   $ 12.86
                                                    --------------  --------  --------  -------------------  --------  --------
Income from investment operations
Net investment income                                        0.10      0.26      0.38                 0.42      0.38      0.30
Net gains or losses on securities
  (both realized and unrealized)                            (0.10)     3.58      2.86                 1.76      0.80     (0.36)
                                                    --------------  --------  --------  -------------------  --------  --------
TOTAL FROM INVESTMENT OPERATIONS                             0.00      3.84      3.24                 2.18      1.18     (0.06)
Less distributions
Dividends (from net investment income)                       0.00     (0.22)    (0.42)               (0.41)    (0.44)    (0.30)
Distributions (from capital gains)                           0.00     (0.47)    (0.14)               (0.76)     0.00     (0.32)
                                                    --------------  --------  --------  -------------------  --------  --------
TOTAL DISTRIBUTIONS                                          0.00     (0.69)    (0.56)               (1.17)    (0.44)    (0.62)
                                                    --------------  --------  --------  -------------------  --------  --------
NET ASSET VALUE AT END OF PERIOD                    $       19.76   $ 19.76   $ 16.61   $            13.93   $ 12.92   $ 12.18
                                                    ==============  ========  ========  ===================  ========  ========
TOTAL RETURN                                                 0.00%    23.51%    23.62%               17.03%     9.95%    -0.63%
Ratios / Supplemental Data
--------------------------------------------------
Net assets ($000), end of period                    $      22,158   $19,886   $16,332   $           12,464   $10,708   $10,432
Ratio of gross espenses to ave. net assets                   0.64%     1.36%     1.44%                1.57%     1.56%     1.58%
Ratio of net investment income to ave. net assets            0.56%     1.43%     2.51%                3.06%     3.11%     2.22%
Portfolio turnover rate                                        13%        8%       14%                  24%       29%       21%





(Graph  Omitted)
Amana  Income  Fund  Calendar  year  Percentage  returns
(Data  Points)





Year (x)        1989  1990  1991  1992  1993  1994  1995  1996  1997  1998
Percentage (y)    18    -3    23     1    11    -6    27    12    44    14


Note:  Highest return for a quarter was +15.9% (quarter ending March 31, 1991)
            Lowest return for a quarter was -8.8% (quarter ending September 26, 1990)

November  30,  1998  Report

Investments
GROWTH
(Graphics  Omitted)
AMANA





Issue                                  Number of Shares   Cost    Market Value
-------------------------------------  ----------------  -------  ------------

COMMON STOCKS (98%)                                            -             -

AUTO PARTS (2.3%)
     Genuine Parts                                5,000  159,450       164,688
     Supreme Industries*                          4,200   49,382        40,425
                                                         -------  ------------
     SUB-TOTAL                                           208,832       205,113

BUILDING (1.5%)
     Champion Enterprise*                         6,000  113,562       133,875

CHEMICALS (1.1%)
     RPM, Inc.                                    5,781   71,869        94,664

COMPUTER HARDWARE (12.1%)
     Advanced Digital Information*                6,000   33,778        85,500
     Apple*                                       5,000  147,680       159,687
     Compaq Computer                              5,000   36,201       162,500
     Hewlett Packard                                800   17,600        50,200
     ntel                                         1,200   91,912       129,150
     International Business Machines              1,500  156,659       247,500
     Symbol Technologies                          4,500   97,435       219,375
                                                         -------  ------------
     SUB-TOTAL                                           581,265     1,053,912

COMPUTER SOFTWARE (16.6%)
     America Online*                              2,000   87,618       175,500
     Adobe Systems                                4,200  167,688       187,950
     Business Objects SA  ADS*                    4,000   62,511        76,000
     Cisco Systems*                               4,500  194,368       339,188
     Intuit*                                      3,000  105,125       173,625
     Microsoft*                                   1,800   85,628       219,600
     Olicom A/S*                                  6,000  112,708        31,875
     Oracle*                                      7,000  154,548       239,750
                                                         -------  ------------
     SUB-TOTAL                                           970,194     1,443,488

ELECTRONICS (4.5%)
     FLIR Systems*                                8,000  109,013       154,000
     Qualcomm*                                    3,500  121,548       192,063
     World Access*                                2,000   18,819        40,625
                                                         -------  ------------
     SUB-TOTAL                                           249,380       386,688

FINANCIAL INFORMATION (0.6%)
     Reuters Holdings PLC-ADR                       866   43,333        49,795



November  30,  1998  Report

Semi-Annual  Report
(Graphics  Omitted)
Growth
INVESTMENTS





Issue                                Number of Shares   Cost    Market Value
-----------------------------------  ----------------  -------  ------------

FOOD PRODUCTION (3.5%)                                       -             -
     Pioneer Hi-Bred International              4,500  111,443       134,719
     Potash Corp of Saskatchewan                2,700  184,568       166,556
                                                       -------  ------------
     SUB-TOTAL                                         296,011       301,275

FURNITURE (.7%)
     Shelby Williams Industries                 5,000   74,555        58,750

MACHINERY (4.6%)
     Crane                                      4,500   76,234       145,406
     Manitowoc                                  3,000  104,325       119,062
     Valley Forge                              10,500  105,321       135,188
                                                       -------  ------------
     SUB-TOTAL                                         285,880       399,656

MINING (2.8%)
     ASARCO                                     5,000  116,423        96,875
     Rio Tinto plc ADS                          3,000  160,897       144,000
                                                       -------  ------------
                                                       277,320       240,875

OIL & GAS (6%)
     Atlantic Richfield                         2,600  165,029       172,900
     Schlumberger Ltd                           2,500  169,986       111,719
     Williams Companies                         3,600   60,536       103,725
     YPF S.A. ADS                               4,500   99,630       133,031
                                                       -------  ------------
     SUB-TOTAL                                         495,181       521,375

PAPER & PUBLISHING (2%)
     McGraw-Hill                                2,000   89,379       179,000

PHARMACEUTICALS (13.2%)
     Affymetrix*                                3,000  104,150        75,000
     Bone Care International*                  10,000  116,370       110,000
     Glaxo Wellcome plc ADR                     2,500   55,379       158,750
     Immunex Corp*                              1,600  106,114       147,400
     IMS Health                                 2,000  131,913       132,750
     Johnson & Johnson                          2,000   91,871       162,500
     Ligand Pharmaceuticals*                    6,000   90,709        59,625
     Lilly (Eli)                                2,000  127,124       179,375
     Novo-Nordisk A/S ADR                       2,000  111,090       115,500
                                                       -------  ------------
     SUB-TOTAL                                         934,720     1,140,900

PHOTOGRAPHIC SUPPLIES (2%)
     Fuji Photo Film ADR                        4,500  138,736       170,438



November  30,  1998  Report

AMANA
(Graphics  Omitted)
Investments
GROWTH





Issue                                        Number of Shares   Cost    Market Value
-------------------------------------------  ----------------  -------  -------------
                                                                     -              -

REAL ESTATE (2.5%)
     Hutchison Wampoa ADR                               2,000   62,091         75,000
     Intrawest                                          9,000  151,959        144,562
                                                               -------  -------------
     SUB-TOTAL                                                 214,050        219,562

RETAIL (7.3%)
     Gap                                                5,250  111,606        386,203
     Saks*                                              4,100  144,554        112,750
     West Marine*                                      12,000  145,004        136,500
                                                               -------  -------------
     SUB-TOTAL                                                 401,164        635,453

STEEL (1%)
     AK Steel Holding                                   4,000   87,392         76,750

TELECOMMUNICATIONS (3.9%)
     Leap Wireless International*                       5,000   20,433         28,750
     Tele Danmark A/S ADR                               3,000   76,615        166,313
     Telefonica de Espana ADS                           1,000   41,081        139,375
                                                               -------  -------------
     SUB-TOTAL                                                 138,129        334,438

TOOLS (1.7%)
     Regal-Beloit                                       6,000  107,448        150,000

TRANSPORTATION (8.1%)
     DaimlerChrysler AG                                 1,306  134,367        119,744
     Halter Marine Group*                               6,000   80,457         41,250
     KLM Royal Dutch Airlines                           4,142  155,823        117,011
     Southwest Arilines                                11,250  132,585        241,875
     Trinity Industries                                 3,000  117,089        116,062
     Virgin Express*                                    8,000  168,782         64,000
                                                               -------  -------------
     SUB-TOTAL                                                 789,103        699,942

TOTAL INVESTMENTS (98%)                                     $   6,121,704   8,495,949
                                                            =============  ----------
     Other Assets (net of liabilities) (2%)                                   169,159
                                                                        -------------
TOTAL NET ASSETS (100%)                                                    $8,665,108
                                                                           ==========

*Non-Income  producing  security



November  30,  1998  Report

Semi-Annual  Report
(Graphics  Omitted)
GROWTH
Statement  of  Assets  and  Liabilities




For November 30, 1998
ASSETS

     Common stocks (cost $6,567,503)                              $8,495,949            -
     Cash                                                            171,673
     Dividends receivable                                              5,103
                                                                  -----------
          Total Assets                                                         $8,672,725
                                                                               ----------
LIABILITIES
     Payable to affiliate                                              7,617
                                                                  -----------
          Total liabilities                                                         7,617
                                                                               ----------
NET ASSETS                                                                     $8,665,108
                                                                               ==========
FUND SHARES OUTSTANDING                                                         1,112,721
ANALYSIS OF NET ASSETS
     Paid in capital (unlimited shares authorized,
               without par value)                                 $6,869,706
     Undistributed net realized gain (loss) on investments          (133,044)
     Unrealized net appreciation on investments                    1,928,446
                                                                  -----------
               Net assets applicable to fund shares outstanding                $8,665,108
                                                                               ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                       $     7.79


November  30,  1998

(Graphics  Omitted)
Statement  of  Operations
GROWTH





For six months ended November 30, 1998


INVESTMENT INCOME

     Dividends (net of foreign taxes of $2,201)                   $   28,603          -
     Miscellaneous income                                                135
                                                                  ----------
          Gross investment income                                             $  28,738

EXPENSES
     Investment adviser and administration fees                       44,076
     Shareowner servicing                                              8,500
     Filing and registration fees                                      7,409
     Professional fees                                                 3,180
     Printing and postage                                              2,500
     Other expenses                                                    1,960
                                                                  ----------

     Total expenses                                                              67,625
                                                                              ----------
          Net investment income                                                 (38,887)
                                                                              ----------

NET REALIZED GAIN ON INVESTMENTS
     Proceeds from sales                                           1,120,214
     Less cost of securities sold based on identified cost         1,184,924
                                                                  ----------
          Realized net gain (loss)                                              (64,710)
                                                                              ----------

UNREALIZED GAIN ON INVESTMENTS
     End of period                                                 1,928,446
     Beginning of period                                           1,838,030
                                                                  ----------
     Increase in unrealized gain for the period                                  90,416
                                                                              ----------
          Net realized and unrealized gain on investments                  -     25,706
                                                                              ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            -   ($13,181)
                                                                              ==========


November  30,  1998  Report

Semi-Annual  Report
(Graphics  Omitted)
GROWTH
Statement  of  Changes  in  Net  Assets





                                                  Period ended    Year ended
                                                  Nov. 30,1998    May 31,1998
                                                 --------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
     Net investment income                            ($38,887)      ($32,121)
     Net realized gain on investments                  (64,710)       156,971
     Net increase in unrealized appreciation            90,416        627,980
                                                 --------------  -------------
          Net increase (decrease) in net assets        (13,181)       752,830
                                                 --------------  -------------
DIVIDENDS TO SHAREOWNERS FROM:
     Net investment income                                   0              0
     Capital gains distributions                             0       (161,000)
                                                 --------------  -------------
FUND SHARE TRANSACTIONS:
     Proceeds from sales of shares                   1,264,820      4,765,715
     Value of shares issued in
          reinvestment of dividends                          0        160,607
                                                 --------------  -------------
                                                     1,264,820      4,926,322
Cost of shares redeemed                             (2,666,243)    (1,362,492)
                                                 --------------  -------------
     Net increase (decrease) in net assets
           from share transactions                  (1,401,423)     3,563,830
                                                 --------------  -------------
Total increase (decrease) in net assets             (1,414,604)     4,155,660
NET ASSETS
     Beginning of period                            10,079,712      5,924,052
                                                 --------------  -------------
     End of period                               $   8,665,108   $ 10,079,712
                                                 ==============  =============
Shares of the fund sold and redeemed
     Number of shares sold                             191,927        612,017
     Number of shares issued in
           reinvestment of dividends                         0         21,587
                                                 --------------  -------------
                                                       191,927        633,604
     Number of shares redeemed                        (374,294)      (175,906)
                                                 --------------  -------------
Net increase (decrease) in
          number of shares outstanding                (182,367)       457,698
                                                 ==============  =============



November  30,  1998  Report

(Graphics  Omitted)
Financial  Highlights
GROWTH






Selected data per share of outstanding capital stock throughout each period.

                                                                                       Year Ended May 31
                                                                                       -----------------
                                                                    Period
                                                                    ------
                                                                     Ended                                            2/3/94
                                                                    ------                                     --------------
                                                                      Nov.                                     (Inception) to
                                                                     -----                                     --------------
                                                                   30,1998       1998    1997    1996    1995    May 31, 1994
                                                                   ------       -----   -----   -----   -----   ------------

NET ASSET VALUE AT BEGINNING OF PERIOD                              $7.78       $7.07   $6.86   $5.04   $4.69       $5.00
                                                                     -----      -----   -----   -----   -----       -----
     Income from investment operations
     Net investment income                                          (0.03)      (0.03)  (0.02)  (0.05)  (0.04)       0.00
     Net gains or losses on securities
            (both realized and unrealized)                           0.04        0.90    0.32    1.95    0.39       (0.30)
                                                                    ------      -----   -----   ------  ------      ------
TOTAL FROM INVESTMENT OPERATIONS                                     0.01        0.87    0.30    1.90    0.35       (0.30)
     Less distributions
     Dividends (from net investment income)                          0.00        0.00    0.00    0.00    0.00       (0.01)
     Distributions (from capital gains)                              0.00        0.00   (0.09)  (0.08)   0.00        0.00
                                                                    -------     -----   ------  ------   ----        -----
TOTAL DISTRIBUTIONS                                                  0.00        0.00   (0.09)  (0.08)   0.00       (0.01)
                                                                    --------    -----   ------  ------   ----        -----
NET ASSET VALUE AT END OF PERIOD                                     $7.79      $7.94   $7.07   $6.86   $5.04       $4.69
                                                                     =======  ========  =====  =======  =======    ========
TOTAL RETURN                                                         0.13%      12.39%  4.46%   37.20%   7.46%      (0.06)
Ratios / Supplemental Data
---------------------------
Net assets ($000), end of period                                     $8,665    $10,080  $5,924  $4,151  $1,974        $952
Ratio of gross espenses to ave. net assets                            0.73%     1.56%    1.69%   1.94%   2.00%     *-0.62%
Ratio of net investment income to ave. net assets                    -0.42%    -0.40%   -0.60%  -0.79%  -0.82%     *-0.35%
Portfolio turnover rate                                                 145      25%       25%     22%     38%         *6%


                                                                                                (*not annualized)


(Graph  Omitted)
Amana  Growth  Fund  Calendar  Year  Percentage  Returns
(data  points)




Year (x)        1995  1996  1997  1998
Percentage (y)    35     4    18    16



Note:  Highest  return  for  a quarter was +25.2% (quarter ending December 31,
1998)
          Lowest return for a quarter was -11.6% (quarter ending September 30,
1998)

November  30,  1998  Report

Semi-Annual  Report
(Graphics  Omitted)
                           SUPPLEMENTARY INFORMATION
ORGANIZATION
Amana Mutual Funds Trust (the "Trust") was established under Indiana Law as a Business Trust on July 26, 1984. The Trust is registered as a no-load, open-end, diversified series in-vestment company under the Investment Company Act of 1940, as amended. The Trust restricts its in-vestments to those acceptable to Muslims by investing in accordance with Islamic principles. Two portfolio series have been created. The Income Fund was first authorized to sell shares of benefi-cial interest to the public on June 23, 1986. The Growth Fund began operations on February 3, 1994.

TRANSACTIONS  WITH  AFFILIATED  PERSONS
Saturna Capital Corporation provides investment advisory services and certain other administrative and distribution services and facilities required by each Fund to conduct its business. For such services, each Fund pays an annual fee equal to .95% of its average daily net assets. In the event that total expenses of a Fund in any one year (excluding interest, brokerage commissions and federal and state taxes) exceeds 2%, Saturna Capital reimburses the Fund the amount of any such excess. North American Islamic Trust, Inc. is the religious consultant to Saturna regarding Islamic principles. From its advisory fee, Saturna pays North American Islamic Trust, Inc. a fee equal to .20% of the average daily net assets of each Fund. One trustee of Amana is a trustee of North American Islamic Trust.

Saturna Capital also acts as a transfer agent to each Fund. The Trust acts as distributor of its own shares, except in those states where Investors National Corporation (a subsidiary of Saturna Capital Corporation) is registered as a broker-dealer and is willing to act as distributor without compensation. Investors National Corporation, a discount broker, often executes securities transactions for the Funds at Investors National's discount commission rate: 3 cents per share plus the price of one share.

All trustees serve without compensation.


                             TRUSTEES AND OFFICERS

Bassam  Osman,  MD          Chairman,  Trustee
Nicholas  Kaiser,  MBA          President,  Trustee
M.  Yaqub  Mirza,  PhD          Treasurer,  Indepenednt  Trustee
Jamal  M.  al-Barzinji,  PhD          Independent  Trustee
Iqbal  Unus,  PhD          Independent  Trustee

M.  Naziruddin  Ali          Vice  President
P.  Larner          Secretary
T.  K.  Anderson,  MBA          Assistant  Treasurer


November  30,  1998  Report

Amana Mutual Funds Trust began operations in 1986. Saturna Capital Corporation, with extensive experience in mutual funds, invests the Fund portfolios and handles daily operations by direction of the Board of Trustees.

Investment    Advisor    and    Administrator                 Saturna  Capital
Corporation
----------------------------
Religous    Consultant                         North  American  Islamic  Trust
----------------------------
Custodian                              National    City    Bank    of  Indiana
----------------------------
Auditors                              Tait,    Weller  &  Baker,  Philadelphia
----------------------------
Legal    Counsel                            Sommer   &  Barnard,  Indianapolis
----------------------------

This report is for the information of the shareowners of the Trust. It is not authorized for distribution to prospective investors unless it is accompanied
or    preceded    by    an    effective    prospectus.
1300    N.    State    Street
Bellingham,    WA    98225-4730
1-800/SATURNA
(1-800/728-8762)
email:    amana@saturna.com
(Graphic    Omitted)
Amana    Mutual    Funds    Trust
Growth    -    Income
Semi-Annual    Report
November    30,    1997